SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS

(212) 445-3986	jbonnie@stblaw.com

November 4, 2009

VIA COURIER AND EDGAR

Re:	Cohen & Steers, Inc.
Amendment No. 1 to Registration Statement on
Form S-3 Filed September 30, 2009
File No. 333-161230

Chambre Malone, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 4631

Washington, D.C. 20549

Dear Ms. Malone:

On behalf of Cohen & Steers, Inc., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 2 to the above-referenced Registration Statement relating to the offering from time to time by Cohen & Steers and certain selling stockholders of shares of its common stock, marked to show changes from the Registration Statement as filed on September 30, 2009. The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.

In addition, we are providing the following responses to your comment letter, dated October 15, 2009, regarding the Registration Statement. To assist your review, we have retyped the text of the Staff’s comments in italics below. The responses and information described below are based upon information provided to us by Cohen & Steers.

Securities and Exchange Commission	-2-	November 4, 2009

General

1.	We note that the prospectus states that you are offering up to 10,000,000 shares of common stock for sale by the company. You are registering only 6,025,000 shares of common stock on the current registration statement. Therefore, you would need to have 3,975,000 unsold shares of common stock from the company’s primary offering on the expiring registration statement to add to the newly registered shares in order to allow the company to offer up to 10,000,000 shares on the combined prospectus. However, you appear to have only 2,500,000 shares of common stock remaining with respect to the primary transaction registered on the expiring shelf registration statement. Please note that the company may not offer additional shares by post-effective amendment or combination of prospectuses under Rule 429. You should not reallocate shares from the resale transaction registered on the earlier registration statement in order to effect registration of additional shares for sale by the company using the combined prospectus. In this regard, please see Rule 413 and our Compliance and Disclosure Interpretations, Securities Act Rules, Question 610.02, available at: http://www.sec.gov/divisions/corpfin/guidance/securitiesactrules-interps.htm. Please revise your filing to increase the amount of common stock registered in the “Amount to be Registered” section of the fee table and pay any applicable additional filing fees. Alternatively, please revise your prospectus accordingly to decrease the total amount of shares offered.

In response to the Staff’s comment Cohen & Steers has revised its filing to increase the amount of common stock registered in the “Amount to be Registered” section of the fee table and has paid the applicable additional filing fees.

Selling Stockholders, page 11

2.	We note your response to comment one in our letter dated September 4, 2009. Please revise this section to disclose the date on which and the manner in which the selling shareholders received the shares.

In response to the Staff’s comment Cohen & Steers has revised the “Selling Stockholders” section of the Registration Statement to disclose the date on which and the manner in which the selling shareholders received the shares.

* * * * * * * * * *

Please do not hesitate to call Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission

Pamela Long, Esq.

Cohen & Steers, Inc.

Salvatore Rappa, Esq.